SHARE CAPITAL - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Aug. 31, 2020 Share $ / shares	Aug. 31, 2019 Share $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period | Share	1,554,000	308,550
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 2.61	$ 45.20
Number of share options forfeited in share-based payment arrangement | Share		(308,550)
Weighted average exercise price of share options forfeited in share-based payment arrangement | $ / shares		$ 45.20
Number of share options granted in share-based payment arrangement | Share	1,628,500	1,554,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 1.81	$ 2.61
Number of share options outstanding in share-based payment arrangement at end of period | Share	3,182,500	1,554,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares	$ 2.20	$ 2.61